Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	PRIMIS FINANCIAL CORP.
Entity Central Index Key	0001325670
Amendment Flag	false
SBA Defined Contribution Plan for Primis Bank
Document and Entity Information
Document Type	11-K
Amendment Flag	false